Investment Strategy - Calvert Social Investment Fund	Sep. 30, 2025
Calvert Conservative Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is a “fund-of-funds” that seeks to achieve its investment objectives by primarily allocating its assets among underlying Calvert income and equity funds meeting its investment criteria, including the responsible investing criteria described below. The Fund typically invests 50%-80% of its net assets in funds that invest primarily in income securities and 20% to 50% of its net assets in funds that invest primarily in equity securities. The Fund may also invest 0% to 10% of its net assets in cash and short-term money market instruments. The Fund will invest in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy incorporates both historical and forward-looking risk and return characteristics of various asset classes and correlations among asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.
Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, futures, options and swaps; (2) exchange-traded funds (“ETFs”); and (3) U.S. Treasury securities, including Treasury-Inflation Protected Securities. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors, and/or to manage duration) and to assist in managing cash. The Fund may also lend its securities.
The above asset allocation percentages are allocation targets; the Fund’s actual allocation may deviate from these targets at any time. The Adviser has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Adviser monitors the Fund’s allocation and may  rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Adviser also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.
Responsible Investing. In accordance with its asset allocation strategy, the Fund will invest in Calvert income and equity funds that consider responsible investment criteria. The underlying fund portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The underlying funds generally invest in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Strategy Portfolio Concentration [Text]	The Fund is a “fund-of-funds” that seeks to achieve its investment objectives by primarily allocating its assets among underlying Calvert income and equity funds meeting its investment criteria, including the responsible investing criteria described below. The Fund typically invests 50%-80% of its net assets in funds that invest primarily in income securities and 20% to 50% of its net assets in funds that invest primarily in equity securities. The Fund may also invest 0% to 10% of its net assets in cash and short-term money market instruments. The Fund will invest in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy incorporates both historical and forward-looking risk and return characteristics of various asset classes and correlations among asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.
Calvert Moderate Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is a “fund-of-funds” that seeks to achieve its investment objectives by primarily allocating its assets among underlying Calvert income and equity funds meeting its investment criteria, including the responsible investing criteria described below. The Fund typically invests 50%-80% of its net assets in funds that invest primarily in equity securities and 20% to 50% of its net assets in funds that invest primarily in income securities. The Fund may also invest 0% to 10% of its net assets in cash and short-term money market instruments. The Fund will invest in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy incorporates both historical and forward-looking risk and return characteristics of various asset classes and correlations among asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.
Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, futures, options and swaps; (2) exchange-traded funds (“ETFs”); and (3) U.S. Treasury securities, including Treasury-Inflation Protected Securities. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors, and/or to manage duration) and to assist in managing cash. The Fund may also lend its securities.
The above asset allocation percentages are allocation targets; the Fund’s actual allocation may deviate from these targets at any time. The Adviser has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Adviser monitors the Fund’s allocation and may  rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Adviser also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.
Responsible Investing. In accordance with its asset allocation strategy, the Fund will invest in Calvert income and equity funds that consider responsible investment criteria. The underlying fund portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The underlying funds generally invest in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Strategy Portfolio Concentration [Text]	The Fund is a “fund-of-funds” that seeks to achieve its investment objectives by primarily allocating its assets among underlying Calvert income and equity funds meeting its investment criteria, including the responsible investing criteria described below. The Fund typically invests 50%-80% of its net assets in funds that invest primarily in equity securities and 20% to 50% of its net assets in funds that invest primarily in income securities. The Fund may also invest 0% to 10% of its net assets in cash and short-term money market instruments. The Fund will invest in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy incorporates both historical and forward-looking risk and return characteristics of various asset classes and correlations among asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.
Calvert Growth Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is a “fund-of-funds” that seeks to achieve its investment objective by primarily allocating its assets among underlying Calvert income and equity funds meeting its investment criteria, including the responsible investing criteria described below. The Fund typically invests 80%-100% of its net assets in funds that invest primarily in equity securities and up to 20% of its net assets in funds that invest primarily in income securities. The Fund may also invest 0% to 10% of net assets in cash and short-term money market instruments. The Fund invests in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy will incorporate both historical and forward-looking risk and return characteristics of various asset classes and correlations among asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.
Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, futures, options and swaps; (2) exchange-traded funds (“ETFs”); and (3) U.S. Treasury securities, including Treasury-Inflation Protected Securities. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors, and/or to manage duration) and to assist in managing cash. The Fund may also lend its securities.
The above asset allocation percentages are allocation targets; the Fund’s actual allocation may deviate from these targets at any time. The Adviser has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Adviser monitors the Fund’s allocation and may  rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Adviser also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.
Responsible Investing. In accordance with its asset allocation strategy, the Fund will invest in Calvert income and equity funds that consider responsible investment criteria. The underlying fund portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The underlying funds generally invest in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Strategy Portfolio Concentration [Text]	The Fund is a “fund-of-funds” that seeks to achieve its investment objective by primarily allocating its assets among underlying Calvert income and equity funds meeting its investment criteria, including the responsible investing criteria described below. The Fund typically invests 80%-100% of its net assets in funds that invest primarily in equity securities and up to 20% of its net assets in funds that invest primarily in income securities. The Fund may also invest 0% to 10% of net assets in cash and short-term money market instruments. The Fund invests in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy will incorporate both historical and forward-looking risk and return characteristics of various asset classes and correlations among asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.
Calvert Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by allocating assets between common stocks and fixed-income securities. Under normal market conditions, the Fund invests between 50% and 75% of its net assets in equity securities and between 25% and 50% of its net assets in fixed-income securities. Stock investments are primarily common stock of large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (“MBS”) (including commercial mortgage-backed securities and collateralized mortgage obligations (“CMOs”)), and other asset-backed securities (“ABS”). An investment grade debt security is rated BBB- or higher by S&P Global Ratings (“S&P”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as ABS and MBS), or if unrated, determined by the investment adviser to be of comparable credit quality. The Fund may invest up to 15% of its net assets in debt securities rated below investment grade (rated below BBB- by S&P or Fitch, or below Baa3 by Moody’s, or below BBB- by Kroll for securitized debt instruments) and in unrated debt securities determined by the Adviser to be of below investment grade quality (“junk bonds”). For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in publicly-traded real estate investment trusts (“REITs”).
The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The investment adviser monitors the Fund’s allocation and may  rebalance or reallocate the Fund’s assets based on its view of economic and market factors and events. The equity portion of the Fund is primarily a large cap U.S. portfolio, although the Fund may also invest in foreign stocks (including American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts (“GDRs”)) and small- and mid-cap stocks. Stocks are selected primarily on the basis of fundamental research, utilizing the information provided by, and the expertise of, the investment adviser’s research staff and consideration of the responsible investing criteria described below. The portfolio manager may sell a security when he believes it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options. A security will also be sold (in accordance with the investment adviser’s guidelines and at a time and in a manner that is determined to be in the best interests of shareholders) if the investment adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria.
Investment decisions for the fixed-income portion of the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investing criteria described below. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may sell a security when the investment adviser’s price objective is reached, the fundamentals of the investment change or to pursue more attractive investment options. A security will also be sold (in accordance with the investment adviser’s guidelines and at a time and in a manner that is determined to be in the best interests of shareholders) if the investment adviser determines that the issuer does not operate in  a manner consistent with the Fund’s responsible investment criteria. The portfolio managers may also use rotation and absolute return strategies in their management of the fixed-income portion of the Fund. The investment adviser manages duration and any hedging of interest rate risk in the fixed-income portion of the Fund through the purchase and sale of U.S. Treasury securities and related futures contracts. This Fund does not have a specific target for its average fund duration and may invest in bonds and other fixed-income instruments of any maturity.
Incidental to its main investment strategy, the Fund may also use derivatives as a substitute for direct investment in a particular asset class, in order to facilitate the periodic  rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations, to hedge foreign currency exposure, and to assist in managing cash. The Fund may also lend its securities.
Responsible Investing. The portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The Fund generally invests in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by allocating assets between common stocks and fixed-income securities. Under normal market conditions, the Fund invests between 50% and 75% of its net assets in equity securities and between 25% and 50% of its net assets in fixed-income securities. Stock investments are primarily common stock of large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (“MBS”) (including commercial mortgage-backed securities and collateralized mortgage obligations (“CMOs”)), and other asset-backed securities (“ABS”). An investment grade debt security is rated BBB- or higher by S&P Global Ratings (“S&P”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as ABS and MBS), or if unrated, determined by the investment adviser to be of comparable credit quality. The Fund may invest up to 15% of its net assets in debt securities rated below investment grade (rated below BBB- by S&P or Fitch, or below Baa3 by Moody’s, or below BBB- by Kroll for securitized debt instruments) and in unrated debt securities determined by the Adviser to be of below investment grade quality (“junk bonds”). For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in publicly-traded real estate investment trusts (“REITs”).
Calvert Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock) (the “80% Policy”). The Fund will normally invest in common stocks of companies having market capitalizations that rank among the top 1,000 U.S. listed companies. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, which evidence ownership in underlying foreign stocks). The Fund may invest in mid-cap stocks and in publicly traded real estate investment trusts (“REITs”). The Fund may also lend its securities.
Through investment in high quality companies, portfolio management seeks to build a portfolio that may participate in rising markets while minimizing participation in declining markets. Quality is determined by analysis of a company’s financial statements and is measured by a company’s demonstrated ability to consistently grow earnings over the long-term. High quality companies typically have strong balance sheets, sustainable cash flow, enduring competitive advantages, long product cycles, and stable demand over a business cycle, among other characteristics. The portfolio managers may utilize “financial quality rankings” provided by nationally recognized rating services as additional information.
Responsible Investing. The portfolio managers are responsible for fundamental analysis and security selection, incorporating environmental, social and governance (“ESG”) information provided by ESG analysts at Calvert Research and Management (“CRM”). The portfolio managers typically favor high quality companies they believe have sustainable above-average earnings growth potential and are trading below intrinsic value. Sustainable earnings growth potential is determined by fundamental analysis of a company’s financial trends and management; products and services; industry position and conditions; and other factors. Further, the portfolio managers seek to invest in companies that manage ESG risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by CRM’s ESG analysts utilizing The Calvert Principles for Responsible Investment (the “Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by CRM. The Fund generally invests in issuers that are believed by CRM to operate in accordance with the Principles and may also invest in issuers that CRM believes are likely to operate in accordance with the Principles pending CRM’s engagement activity with such issuer. The portfolio managers seek to manage individual security risk through analysis of each security’s risk/reward potential and to manage portfolio risk by constructing a diversified portfolio of what they believe to be attractively valued growth companies. The portfolio managers may sell a security when its fundamentals deteriorate, when its valuation is no longer attractive, or when other securities are identified to displace a current holding.

Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock) (the “80% Policy”). The Fund will normally invest in common stocks of companies having market capitalizations that rank among the top 1,000 U.S. listed companies. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, which evidence ownership in underlying foreign stocks). The Fund may invest in mid-cap stocks and in publicly traded real estate investment trusts (“REITs”). The Fund may also lend its securities.
Calvert Focused Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests primarily in large-cap companies, but may invest in common stocks of companies of any market capitalization, including smaller companies. The portfolio managers generally consider large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000® Value Index. As of December 31, 2025, the market capitalization of the Russell 1000 Value Index ranged from $1.0 billion to $3.9 trillion with a weighted average market capitalization of $401.3   billion. Market capitalizations of companies within the Russell 1000 Value Index are subject to change. The Fund invests primarily in value stocks. Value stocks are stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the intrinsic value of the company.
The Fund generally expects to hold approximately 25 to 35 stocks. The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries, and may also invest in  U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts, which are either sponsored or unsponsored, that evidence ownership in underlying foreign stocks). The Fund may also invest in publicly traded real estate investment trusts (“REITs”). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions. The Fund may also lend its securities to financial institutions (typically brokers, dealers, and banks) to generate income for the Fund.
Investment decisions are made primarily on the basis of fundamental research and consideration of the responsible investing criteria described below. The portfolio managers utilize information provided by, and the expertise of the investment adviser’s research staff in making investment decisions. In selecting securities, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value. Such assessments are made through the analysis of a company’s financial statements, products and services, industry position and conditions, and other factors. The portfolio managers may sell a security when the investment adviser’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost or when other securities are identified to displace a current holding. The portfolio managers seek to manage investment risk by utilizing fundamental analysis of risk/return characteristics in securities selection and also by maintaining issuer and industry diversification among the Fund’s holdings.
Responsible Investing. The portfolio managers seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The Fund generally invests in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests primarily in large-cap companies, but may invest in common stocks of companies of any market capitalization, including smaller companies. The portfolio managers generally consider large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000® Value Index. As of December 31, 2025, the market capitalization of the Russell 1000 Value Index ranged from $1.0 billion to $3.9 trillion with a weighted average market capitalization of $401.3 billion. Market capitalizations of companies within the Russell 1000 Value Index are subject to change. The Fund invests primarily in value stocks.
Calvert Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds (“80% Policy”). Bonds include debt securities of any maturity. At least 80% of the Fund’s net assets are invested in investment grade debt securities. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by S&P Global Ratings (“S&P”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO“), including Moody’s Investors Service, Inc. or  Fitch Ratings, or Kroll Bond Rating Agency, LLC for securitized debt instruments only (such as asset-backed securities (”ABS“) and mortgage-backed securities (”MBS“)) or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.
The Fund invests principally in bonds issued by  U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund also may invest in trust preferred securities, taxable municipal obligations and loans.
The Fund may invest in  ABS and MBS that represent interests in pools of mortgage loans (MBS) or other assets (ABS) assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. MBS may include collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”).
The Fund may invest up to 20% of its net assets in below-investment grade, high-yield debt instruments (commonly known as “junk bonds”), including distressed instruments that are in default.
The Fund may also invest up to 25% of its net assets in foreign debt securities, including securities and instruments that are tied to emerging market countries and currencies. Foreign debt securities include American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored. The Fund may engage in forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar. The Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” The Fund may invest in money market instruments. The Fund may also lend its securities.
The Fund may invest in derivative instruments, such as options, futures contracts (including index futures contracts), foreign forward currency exchange contracts or swap agreements (including credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to seek to hedge against fluctuations in securities prices, interest rates, or currency exchange rates, enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (e.g., the corporate bond market) in a more efficient way.
Investment decisions for the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investment criteria described below. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may also use sector rotation and relative value strategies in their management of the Fund. The portfolio managers may sell a security when the investment adviser’s valuation target is reached, the fundamentals of the investment change or to pursue more attractive investment options. A security will also be sold (in accordance with the investment adviser’s guidelines and at a time and in a manner that is determined to be in the best interests of shareholders) if the investment adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria. The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objective. The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. The Fund seeks to manage duration and any hedging of interest rate risk through the purchase and sale of  U.S. Treasury securities and related futures contracts (which are a type of derivative instrument).
Responsible Investing. The portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The Fund generally invests in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds (“80% Policy”). Bonds include debt securities of any maturity. At least 80% of the Fund’s net assets are invested in investment grade debt securities. A debt security is considered investment grade when assigned a credit quality rating of BBB- or higher by S&P Global Ratings (“S&P”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO“), including Moody’s Investors Service, Inc. or Fitch Ratings, or Kroll Bond Rating Agency, LLC for securitized debt instruments only (such as asset-backed securities (”ABS“) and mortgage-backed securities (”MBS“)) or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.